Related Party Transactions (Details) - Schedule of sales to related parties, purchases from related parties and services provided by related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SALES TO:
Total Sales		$ 192,841	$ 1,519,531
Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed			421,950
Sales [Member]
SALES TO:
Total Sales		192,841	1,519,531
Purchases [Member]
PURCHASES FROM:
Total Purchases			31,561
Like [Member] | Sales [Member]
SALES TO:
Total Sales			1,167,933
Zhenyu [Member] | Sales [Member]
SALES TO:
Total Sales		5,778
Zhenyu [Member] | Purchases [Member]
PURCHASES FROM:
Total Purchases			28,872
Quanmin Chongai [Member] | Sales [Member]
SALES TO:
Total Sales		187,063
Liujiayi [Member] | Sales [Member]
SALES TO:
Total Sales			25,832
TDH Group BVBA [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed			278,396
TDH Group BVBA [Member] | Sales [Member]
SALES TO:
Total Sales			325,766
TDH Group BVBA [Member] | Purchases [Member]
PURCHASES FROM:
Total Purchases			2,689
Hanyinhe [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed			9,373
TDH JAPAN [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed			$ 134,181